STOCKHOLDER'S EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
STOCKHOLDER'S EQUITY
6.	STOCKHOLDER’S EQUITY

Holders of common stock are entitled to one vote per share, and to receive dividends and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders. The holders have no preemptive or other subscription rights and there are no redemption or sinking fund provisions with respect to such shares. Common stock is subordinate to the preferred stock, if and when issued, with respect to dividend rights and rights upon liquidation, winding up and dissolution of the Company.

During the six months ended June 30, 2010, the Company made distributions to its limited partner unitholders, while the Company’s subsidiaries were owned by those limited partner unitholders prior to their acquisition by Piper totaling $4,502,625.  The Company has treated these distributions as deemed dividends for financial reporting purposes.

 On February 23, 2011, the Company declared a special dividend on its Common Stock of $0.0125 per share.  The record date for this distribution was March 7, 2011, and the payment date was March 8, 2011.  The total dividend payable on March 8, 2011 was $500,000.  As the Company had no accumulated earnings at the date of declaration, this dividend was treated as a liquidating dividend and recorded as a reduction of additional paid-in capital rather than accumulated deficit.

 On April 7, 2011, the Company declared a quarterly dividend on its Common Stock of $0.025 per share.  The record date for this distribution was April 25, 2011 and the dividend was paid on April 26, 2011.  The total dividend paid was $1,006,250. As the Company had no accumulated earnings at the date of declaration, this dividend was treated as a liquidating dividend and recorded as a reduction of additional paid-in capital rather than accumulated deficit.

 On March 23, 2011, the Company issued 250,000 shares of common stock to the Company’s Vice President, Finance for services rendered.  These shares were valued at $468,914, based on the Company’s estimate of the fair market value of its Common Shares on that date.

 On April 29, 2011, the Company entered into an Agreement with First Surgical Partners LLC, RJR Consulting Group, LLC (“RJR”) and RC Capital Group, LLC pursuant to which the parties agreed to settle all disputes with respect to an agreement between the Company and RJR for RJR to provide capital markets consulting and investor relations services to the Company.  In consideration of the Agreement, the Company issued 400,000 shares of the Company’s Common Stock to RJR.  These shares were valued at $750,262, based on the Company’s estimate of the fair market value of its Common Shares on that date.

7.      STOCKHOLDER’S EQUITY

Holders of common stock are entitled to one vote per share, and to receive dividends and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders. The holders have no preemptive or other subscription rights and there are no redemption or sinking fund provisions with respect to such shares. Common stock is subordinate to the preferred stock, if and when issued, with respect to dividend rights and rights upon liquidation, winding up and dissolution of the Company.

During the years ended December 31, 2010 and 2009, the Company made distributions to its limited partner unitholders, while the Company’s subsidiaries were owned by those limited partner unitholders prior to their acquisition by Piper totaling $8,423,625 and $9,711,500.  The Company has treated these distributions as deemed dividends for financial reporting purposes.

As discussed in Note 1, on December 1, 2010, the Company exchanged shares with Piper in connection with a reverse acquisition.  Prior to this date, the Company consisted of combined general and limited partnerships.  As of the date of the reverse acquisition with Piper, the Company’s structure effectively changed to that of a consolidated corporation.  As a result of this change in structure, and to reflect the total capital contributed by the limited partnerships upon formation of the corporation, the Company recapitalized the balance of total accumulated earnings of $8,754,264 as of December 1, 2010 into paid-in-capital.  Please refer to Note 8 below for further information regarding income tax implications of this change.